Basis of preparation of financial statements (Tables)	12 Months Ended
Dec. 31, 2022
Basis Of Preparation Of Financial Statements
Schedule of exchange rates used to translate its foreign operations

	Closing rate			Average rate
	2022	2021	2020	2022	2021	2020
US Dollar ("US$")	5.2177	5.5805	5.1967	5.1655	5.3956	5.1578
Canadian dollar ("CAD")	3.8550	4.3882	4.0771	3.9705	4.3042	3.8480
Euro ("EUR")	5.5694	6.3210	6.3779	5.4420	6.3784	5.8989